Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 109	$ 109	$ 27